UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7388
                                   --------

Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.        10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2006
                         --------------

Date of reporting period: March 31, 2006
                          --------------

Item I.  Reports to Stockholders.
---------------------------------




--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2006
--------------------------------------------------------------------------------

                                   Value Line
                                    Emerging
                                 Opportunities
                                   Fund, Inc.

                                     [LOGO]
                                    No-Load
                                     Mutual
                                     Funds

Value Line Emerging Opportunities Fund, Inc.
                                                      To Our Value Line Emerging
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Emerging Opportunities Fund earned a total return of 24.85% for the fiscal year ended March 31, 2006. This compared with a total return of 25.85% for the Russell 2000(1), an index of U.S. small-capitalization stocks.

Within the Lipper Small-Cap Growth category(2), based on total return, the Fund ranked 295 out of 538 funds for the one-year period ended March 31, 2006; 32 out of 368 funds for five years; and 16 out of 118 funds for ten years.

Discount broker Charles Schwab named the Fund as one of only five small-cap growth funds on its Select List of favored funds as of March 31, 2006. Discount broker E*TRADE named the Fund to its All-Star List, one of only two small-cap growth funds on that list, based on historical return, risk measures, consistency, expenses, manager tenure, and other criteria as of February 28, 2006.

Our highly disciplined investment approach is responsible for the Fund's success. We invest only in stocks that boast strong earnings momentum and/or strong stock price momentum, relative to other stocks. Any holding that subsequently lags on these measures is sold. The great majority of the Fund's holdings have put together a multi-year record of rising earnings and stock prices, making this truly a portfolio of growth stocks. Rather than attempt to pinpoint where the economy or particular sectors are headed, we select stocks one by one, based on the individual merits of the underlying companies.

Risk control is a key emphasis for the Fund. We accomplish this in three ways: through our sell discipline, through targeting established companies with proven records, and through a well-diversified portfolio. The Fund holds nearly 400 stocks across a wide array of industries, and no stock represents as much as 1% of assets. Keep in mind that there are risks associated with investing in small-cap stocks, such as increased volatility and illiquidity.

We believe our investment discipline will continue to serve your Fund well. Steve Grant, a 20-year Value Line veteran, has held primary responsibility for the day-to-day management of the Fund since 1998. Thank you for your confidence in us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

May 1, 2006

--------------------------------------------------------------------------------
(1) The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

(2) The Lipper Small-Cap Growth Funds Index is a composite of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.
Opportunities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion picked up noticeably during the first quarter of this year, following a disappointing close to 2005, with the nation's gross domestic product expanding by a vigorous 4.8%. The improvement is likely to be followed by more subdued, albeit still appreciable, growth of 3.0%-3.5% over the course of the year. Our forecast assumes that oil prices will stabilize in the range of $65-$70 a barrel, that there will be no supply interruptions from any further deterioration on the global scene, and that interest rates will not rise much further.

Helping to sustain this healthy economic improvement are likely to be solid levels of activity in the manufacturing and capital goods sectors and further selective gains in retailing. Such economic growth is likely to be accompanied by slower demand for housing. A severe housing pullback does not seem likely at this point, given the expected relatively stable level of long-term interest rates. Our forecast also assumes that inflation will remain fairly stable at benign levels.

Moderating gross domestic product growth and accompanying modest level of inflation would have positive ramifications for the stock market. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close by the middle of this year, or before its series of interest-rate hikes brings about a premature end to the long business expansion.

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                                                                               3

Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of The Value Line Emerging Opportunities Fund, Inc. to that of the Russell 2000 Stock Index. The Value Line Emerging Opportunities Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

            Comparison of a Change in Value of a $10,000 Investment
              in the Value Line Emerging Opportunities Fund, Inc.
                       and the Russell 2000 Stock Index*

[The following data represents the line graph depicted in the printed material.]

                               $ Value                  $ Value

                          Value Line Emerging         Russell 2000
     Date                  Opportunities Fund         Stock Index
     ----                  ------------------         -----------
   3/31/96                       10,000                  10,000
   6/30/96                       10,714                  10,937
   9/30/96                       12,271                  12,018
  12/31/96                       11,720                  12,278
   3/31/97                       12,358                  12,905
   6/30/97                       12,685                  13,550
   9/30/97                       13,192                  13,596
  12/31/97                       12,934                  14,303
   3/31/98                       12,102                  13,564
   6/30/98                       14,213                  15,763
   9/30/98                       16,735                  18,108
  12/31/98                       14,426                  17,502
   3/31/99                       15,430                  19,263
   6/30/99                       14,461                  18,365
   9/30/99                       11,679                  14,665
  12/31/99                       15,091                  17,057
   3/31/00                       15,585                  16,131
   6/30/00                       18,022                  18,640
   9/30/00                       18,505                  17,461
  12/31/00                       25,749                  20,682
   3/31/01                       30,172                  22,147
   6/30/01                       29,483                  21,310
   9/30/01                       31,018                  21,546
  12/31/01                       27,183                  20,057
   3/31/02                       23,575                  18,753
   6/30/02                       27,862                  21,432
   9/30/02                       24,452                  16,976
  12/31/02                       28,228                  20,556
   3/31/03                       28,655                  21,375
   6/30/03                       27,972                  19,590
   9/30/03                       24,090                  15,397
  12/31/03                       24,230                  16,345
   3/31/04                       23,771                  15,611
   6/30/04                       27,274                  19,268
   9/30/04                       29,355                  21,017
  12/31/04                       32,384                  24,069
   3/31/05                       34,178                  25,576
   6/30/05                       34,422                  25,697
   9/30/05                       33,762                  24,962
  12/31/05                       37,781                  28,481
   3/31/06                       36,949                  26,960

* The Russell 2000 Stock Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States.

The return for the index does not reflect expenses which are deducted from the Fund's returns.

PERFORMANCE DATA:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
1 year ended 3/31/06 ...........         24.85%               $12,485
5 years ended 3/31/06 ..........         14.37%               $19,568
10 years ended 3/31/06 .........         14.08%               $37,328

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (Unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 through March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         10/1/05
                                                          value            value           thru
                                                         10/1/05          3/31/06         3/31/06
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,155.60        $ 5.97
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.37        $ 5.59

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.11% multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.
Portfolio Highlights at March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                             Percentage of
Issue                                           Shares          Value         Net Assets
-------------------------------------------   ----------   --------------   --------------
Hansen Natural Corp. ......................     48,000      $ 6,050,400           0.9%
Hologic, Inc. .............................     79,600        4,405,860           0.7%
Wesco International, Inc. .................     63,600        4,325,436           0.7%
Manitowoc Company, Inc. (The) .............     46,000        4,192,900           0.6%
Eagle Materials, Inc. .....................     63,300        4,036,008           0.6%
Trident Microsystems, Inc. ................    138,000        4,010,280           0.6%
Aleris International, Inc. ................     81,500        3,917,705           0.6%
Intuitive Surgical, Inc. ..................     31,400        3,705,200           0.6%
Investment Technology Group, Inc. .........     72,400        3,605,520           0.5%
NCI Building Systems, Inc. ................     59,700        3,568,269           0.5%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following data represents the pie chart depicted in the printed material.]

Cash & Other   9.0%
Common Stocks  91.0%

--------------------------------------------------------------------------------
Equity Sector Weightings -- Percentage of Total Investment Securities

[The following data represents the bar chart depicted in the printed material.]

Industrial                      27.4%
Consumer, Non-cyclical          21.4%
Consumer, Cyclical              18.9%
Financial                       11.9%
Technology                       6.3%
Communications                   6.0%
Energy                           5.2%
Utilities                        1.8%
Basic Materials                  1.1%

--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments                                           March 31, 2006
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
COMMON STOCKS (91.0%)

                ADVERTISING (0.8%)
     111,000    aQuantive, Inc. * ............................     $  2,612,940
      32,850    Harte-Hanks, Inc. ............................          898,448
       9,000    Marchex, Inc. Class B* .......................          193,500
      25,500    R.H. Donnelley Corp. * .......................        1,484,865
                                                                   ------------
                                                                      5,189,753
                AEROSPACE/DEFENSE (3.5%)
      10,000    AAR Corp. * ..................................          284,800
      57,400    Armor Holdings, Inc. * .......................        3,345,846
      79,700    Aviall, Inc. * ...............................        3,034,976
     130,000    BE Aerospace, Inc. * .........................        3,265,600
      53,845    DRS Technologies, Inc. .......................        2,954,475
      40,000    EDO Corp. ....................................        1,234,000
      43,600    Esterline Technologies Corp. * ...............        1,863,900
      43,725    Moog, Inc. Class A* ..........................        1,551,800
      24,800    Precision Castparts Corp. ....................        1,473,120
      62,700    Teledyne Technologies, Inc. * ................        2,232,120
      37,900    United Industrial Corp. ......................        2,309,247
                                                                   ------------
                                                                     23,549,884
                AIR TRANSPORT (0.3%)
      60,600    UTI Worldwide, Inc. ..........................        1,914,960

                APPAREL (2.2%)
      38,300    Carter's, Inc. * .............................        2,584,867
      83,000    Guess?, Inc. * ...............................        3,246,130
      72,500    Jos A. Bank Clothiers, Inc. * ................        3,476,375
      44,300    Oxford Industries, Inc. ......................        2,265,059
      79,000    Phillips-Van Heusen Corp. ....................        3,018,590
                                                                   ------------
                                                                     14,591,021
                AUTO & TRUCK (0.3%)
       6,700    A.S.V., Inc. * ...............................          215,874
      30,000    Oshkosh Truck Corp. ..........................        1,867,200
                                                                   ------------
                                                                      2,083,074
                AUTO PARTS (0.3%)
      23,500    BorgWarner, Inc. .............................        1,410,940
      14,000    LKQ Corp. * ..................................          291,340
                                                                   ------------
                                                                      1,702,280

   Shares                                                              Value
------------                                                       ------------
                BANK (2.4%)
       9,300    Alabama National
                BanCorporation ...............................     $    636,120
       8,400    BancorpSouth, Inc. ...........................          201,684
      20,500    Bank of Hawaii Corp. .........................        1,092,855
       2,600    Boston Private Financial
                Holdings, Inc. ...............................           87,854
      13,000    Cathay General Bancorp .......................          489,320
      18,000    City National Corp. ..........................        1,382,220
       4,000    Colonial BancGroup, Inc. (The) ...............          100,000
      18,400    Corus Bankshares, Inc. .......................        1,093,696
      17,300    Cullen/Frost Bankers, Inc. ...................          929,875
      12,100    First Community Bancorp, Inc. ................          697,686
      47,577    Fulton Financial Corp. .......................          818,324
       4,300    Hanmi Financial Corp. ........................           77,658
       5,000    Pacific Capital Bancorp ......................          169,200
      41,800    PrivateBancorp, Inc. .........................        1,734,282
      42,500    SVB Financial Group * ........................        2,254,625
      45,200    Umpqua Holdings Corp. ........................        1,288,200
       8,649    Valley National Bancorp ......................          221,587
      15,171    Wachovia Corp. ...............................          850,335
      13,400    Westamerica Bancorporation ...................          695,728
      19,100    Whitney Holding Corp. ........................          677,286
      10,700    Wilshire Bancorp, Inc. .......................          198,913
                                                                   ------------
                                                                     15,697,448
                BANK -- MIDWEST (0.7%)
      13,500    Associated Banc-Corp .........................          458,730
      20,800    Bank of the Ozarks, Inc. .....................          759,200
       4,353    BOK Financial Corp. ..........................          206,985
      12,993    Commerce Bancshares, Inc. ....................          671,348
       7,916    First Financial Bankshares, Inc. .............          303,183
      28,950    First Midwest Bancorp, Inc. ..................        1,058,701
      15,218    Glacier Bancorp, Inc. ........................          472,519
      11,000    Hancock Holding Co. ..........................          511,720
       6,250    IBERIABANK Corp. .............................          353,563
                                                                   ------------
                                                                      4,795,949
                BEVERAGE -- ALCOHOLIC (0.3%)
      47,350    Central European Distribution
                Corp. * ......................................        1,820,608

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                BEVERAGE -- SOFT DRINK (0.9%)
      48,000    Hansen Natural Corp. * .......................     $  6,050,400

                BIOTECHNOLOGY (0.8%)
      36,000    Arena Pharmaceuticals, Inc. * ................          651,960
      34,800    Techne Corp. * ...............................        2,092,872
      34,300    United Therapeutics Corp. * ..................        2,273,404
                                                                   ------------
                                                                      5,018,236
                BUILDING MATERIALS (3.0%)
      81,500    Aleris International, Inc. * .................        3,917,705
      28,600    Beacon Roofing Supply, Inc. * ................        1,162,304
      23,800    Drew Industries, Inc. * ......................          846,090
      36,800    Genlyte Group, Inc. (The) * ..................        2,507,552
      18,000    Granite Construction, Inc. ...................          876,240
       8,100    Jacobs Engineering Group, Inc. * .............          702,594
      59,700    NCI Building Systems, Inc. * .................        3,568,269
      59,900    Simpson Manufacturing
                Company, Inc. ................................        2,593,670
      15,600    Universal Forest Products, Inc. ..............          990,444
      49,800    Washington Group
                International, Inc. * ........................        2,858,022
                                                                   ------------
                                                                     20,022,890
                CANADIAN ENERGY (0.2%)
      17,500    Suncor Energy, Inc. ..........................        1,347,850

                CEMENT & AGGREGATES (0.8%)
      63,300    Eagle Materials, Inc. ........................        4,036,008
      27,300    Florida Rock Industries, Inc. ................        1,534,806
                                                                   ------------
                                                                      5,570,814
                CHEMICAL -- DIVERSIFIED (0.7%)
      10,800    Albemarle Corp. ..............................          489,780
      71,600    Brady Corp. Class A ..........................        2,682,136
      79,000    Hexcel Corp. * ...............................        1,735,630
                                                                   ------------
                                                                      4,907,546
                CHEMICAL -- SPECIALTY (0.8%)
      50,700    Airgas, Inc. .................................        1,981,863
      51,350    Ceradyne, Inc. * .............................        2,562,365
      12,400    Ecolab, Inc. .................................          473,680
       8,000    Praxair, Inc. ................................          441,200
                                                                   ------------
                                                                      5,459,108

   Shares                                                              Value
------------                                                       ------------
                COAL (0.9%)
      57,900    Joy Global, Inc. .............................     $  3,460,683
      52,000    Peabody Energy Corp. .........................        2,621,320
                                                                   ------------
                                                                      6,082,003
                COMPUTER &
                PERIPHERALS (0.4%)
      51,600    MICROS Systems, Inc. * .......................        2,377,212

                COMPUTER SOFTWARE &
                SERVICES (2.9%)
      57,900    ANSYS, Inc. * ................................        3,135,285
      27,600    Cognizant Technology Solutions
                Corp. Class A * ..............................        1,641,924
      50,700    Equinix, Inc. * ..............................        3,255,954
      59,200    Euronet Worldwide, Inc. * ....................        2,239,536
      40,700    Intergraph Corp. * ...........................        1,695,562
      31,400    Progress Software Corp. * ....................          913,426
      40,000    Quality Systems, Inc. ........................        1,324,000
      28,000    SRA International, Inc. Class A* .............        1,056,440
     138,000    Trident Microsystems, Inc. * .................        4,010,280
                                                                   ------------
                                                                     19,272,407
                DIVERSIFIED COMPANIES (2.5%)
      72,000    Acuity Brands, Inc. ..........................        2,880,000
      34,800    AMETEK, Inc. .................................        1,564,608
      28,000    Brink's Co. (The) ............................        1,421,280
      56,600    Chemed Corp. .................................        3,358,644
      22,900    EnPro Industries, Inc. * .....................          785,470
      56,800    ESCO Technologies, Inc. * ....................        2,876,920
      13,500    Griffon Corp. * ..............................          335,340
      27,300    Matthews International Corp. .................
                Class A ......................................        1,044,498
      64,700    Taubman Centers, Inc. ........................        2,696,049
                                                                   ------------
                                                                     16,962,809
                DRUG (0.7%)
      10,000    Celgene Corp. * ..............................          442,200
       9,000    Conor Medsystems, Inc. * .....................          264,600
      22,200    Covance, Inc. * ..............................        1,304,250
      45,925    Immucor, Inc. * ..............................        1,317,588
       6,400    New River Pharmaceuticals, Inc.* .............          212,544
      31,000    Pharmaceutical Product
                Development, Inc. ............................        1,072,910
                                                                   ------------
                                                                      4,614,092

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                E-COMMERCE (0.5%)
       8,000    Ctrip.com International, Ltd. ................
                (ADR)* .......................................     $    661,600
      48,000    Informatica Corp. * ..........................          746,400
      64,000    Websense, Inc. * .............................        1,765,120
                                                                   ------------
                                                                      3,173,120
                EDUCATIONAL SERVICES (0.3%)
      36,200    Bright Horizons Family
                Solutions, Inc. * ............................        1,402,026
       9,200    Education Management Corp. * .................          382,720
                                                                   ------------
                                                                      1,784,746
                ELECTRICAL EQUIPMENT (1.8%)
      10,000    American Science &
                Engineering, Inc. * ..........................          934,000
      30,800    FLIR Systems, Inc. * .........................          875,028
      24,000    General Cable Corp. * ........................          727,920
      10,400    Harman International
                Industries, Inc. .............................        1,155,752
       5,100    Rofin-Sinar Technologies, Inc. * .............          276,063
      47,000    Thomas & Betts Corp. * .......................        2,414,860
      34,300    Trimble Navigation Ltd. * ....................        1,545,215
      63,600    WESCO International, Inc. * ..................        4,325,436
                                                                   ------------
                                                                     12,254,274
                ELECTRICAL UTILITY --
                CENTRAL (0.2%)
      25,000    WPS Resources Corp. ..........................        1,230,500

                ELECTRONICS (1.5%)
      21,000    Amphenol Corp. Class A .......................        1,095,780
      77,700    Diodes, Inc. * ...............................        3,224,550
      72,000    Intermagnetics General Corp. * ...............        1,803,600
      71,000    Microsemi Corp. * ............................        2,066,810
      29,000    Multi-Fineline Electronix, Inc. * ............        1,696,210
       4,000    Rogers Corp. * ...............................          217,920
                                                                   ------------
                                                                     10,104,870
                ENTERTAINMENT (0.4%)
      20,300    Central European Media
                Enterprises Ltd. Class A * ...................        1,392,783
      30,400    RC2 Corp. * ..................................        1,210,224
                                                                   ------------
                                                                      2,603,007

   Shares                                                              Value
------------                                                       ------------
                ENTERTAINMENT
                TECHNOLOGY (0.2%)
      35,600    Scientific Games Corp. Class A* ..............     $  1,250,628

                ENVIRONMENTAL (0.5%)
      15,000    Republic Services, Inc. ......................          637,650
      11,200    Stericycle, Inc. * ...........................          757,344
      45,000    Waste Connections, Inc. * ....................        1,791,450
                                                                   ------------
                                                                      3,186,444
                FINANCIAL SERVICES --
                DIVERSIFIED (2.0%)
      23,400    Affiliated Managers Group, Inc.* .............        2,494,674
       5,200    ASTA Funding, Inc. ...........................          172,952
       8,000    Bankrate, Inc. * .............................          348,480
      17,000    eFunds Corp. * ...............................          439,280
      59,250    Financial Federal Corp. ......................        1,736,025
      44,000    Global Payments, Inc. ........................        2,332,440
      22,000    Greenhill & Co., Inc. ........................        1,454,420
       4,000    LandAmerica Financial
                Group, Inc. ..................................          271,400
       4,000    Nuveen Investments, Inc. Class A .............          192,600
      56,300    ProAssurance Corp. * .........................        2,927,600
      14,400    Wintrust Financial Corp. .....................          837,648
                                                                   ------------
                                                                     13,207,519
                FOOD PROCESSING (1.1%)
      11,850    Dean Foods Co. * .............................          460,135
      83,200    Flowers Foods, Inc. ..........................        2,471,040
      68,500    Herbalife Ltd. * .............................        2,313,245
      64,000    United Natural Foods, Inc. * .................        2,238,080
                                                                   ------------
                                                                      7,482,500
                FURNITURE/HOME
                FURNISHINGS (0.3%)
      42,000    Select Comfort Corp. * .......................        1,661,100

                HEALTH CARE INFORMATION
                SYSTEMS (0.4%)
     144,000    Allscripts Healthcare
                Solutions, Inc. * ............................        2,636,640
      16,000    TriZetto Group, Inc. (The) * .................          281,440
                                                                   ------------
                                                                      2,918,080

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                HOME APPLIANCES (0.2%)
      31,400    Toro Co. (The) ...............................     $  1,499,350

                HOTEL/GAMING (1.8%)
      49,000    Ameristar Casinos, Inc. ......................        1,263,710
      27,000    Boyd Gaming Corp. ............................        1,348,380
      54,800    Choice Hotels International, Inc. ............        2,508,744
      55,300    Gaylord Entertainment Co. * ..................        2,509,514
      16,900    Kerzner International Ltd. * .................        1,315,158
      43,000    Penn National Gaming, Inc. * .................        1,813,740
      17,800    Station Casinos, Inc. ........................        1,412,786
                                                                   ------------
                                                                     12,172,032
                HOUSEHOLD PRODUCTS (0.5%)
      44,400    Church & Dwight Company, Inc. ................        1,639,248
      37,600    Scotts Miracle-Gro Co. (The),
                Class A ......................................        1,720,576
                                                                   ------------
                                                                      3,359,824
                HUMAN RESOURCES (0.9%)
      61,000    Administaff, Inc. ............................        3,315,960
      78,200    Korn/Ferry International * ...................        1,594,498
      49,600    Resources Connection, Inc. * .................        1,235,536
                                                                   ------------
                                                                      6,145,994
                INDUSTRIAL SERVICES (2.2%)
      75,100    Aaron Rents, Inc. Class B ....................        2,040,467
      19,600    C.H. Robinson Worldwide, Inc. ................          962,164
      45,300    Corrections Corp. of America * ...............        2,047,560
      51,000    EMCOR Group, Inc. * ..........................        2,532,660
      14,700    Expeditors International of
                Washington, Inc. .............................        1,269,933
      19,000    Mobile Mini, Inc. * ..........................          587,480
      32,800    Rollins, Inc. ................................          663,872
      17,000    Trammell Crow Co. * ..........................          606,220
      57,800    URS Corp. * ..................................        2,326,450
      45,000    World Fuel Services Corp. ....................        1,819,800
                                                                   ------------
                                                                     14,856,606
                INFORMATION SERVICES (0.4%)
      15,000    Corporate Executive Board Co. ................
                (The) ........................................        1,513,500
      29,050    Factset Research Systems, Inc. ...............        1,288,368
                                                                   ------------
                                                                      2,801,868

   Shares                                                              Value
------------                                                       ------------
                INSURANCE -- LIFE (0.5%)
      52,900    Delphi Financial Group, Inc. .................
                Class A ......................................     $  2,731,227
      10,800    StanCorp Financial Group, Inc. ...............          584,388
                                                                   ------------
                                                                      3,315,615
                INSURANCE -- PROPERTY
                & CASUALTY (2.5%)
      33,300    Arch Capital Group Ltd. * ....................        1,922,742
      48,400    Argonaut Group, Inc. * .......................        1,720,620
      22,050    Berkley (W.R.) Corp. .........................        1,280,223
       4,300    Everest Re Group, Ltd. .......................          401,491
      17,000    Fidelity National Financial, Inc. ............          604,010
      43,350    HCC Insurance Holdings, Inc. .................        1,508,580
       7,200    Midland Co. (The) ............................          251,856
      53,100    Philadelphia Consolidated
                Holding Co. * ................................        1,812,834
      34,600    RLI Corp. ....................................        1,982,580
      43,300    Selective Insurance Group, Inc. ..............        2,294,900
       3,900    State Auto Financial Corp. ...................          131,469
      29,300    United Fire & Casualty Co. ...................          963,970
      38,100    Zenith National Insurance Corp. ..............        1,833,753
                                                                   ------------
                                                                     16,709,028
                INTERNET (0.8%)
       8,000    Akamai Technologies, Inc. * ..................          263,120
      12,000    American Reprographics Co. * .................          416,280
      70,000    NutriSystem, Inc. * ..........................        3,326,400
      32,000    Stamps.com, Inc. * ...........................        1,128,320
                                                                   ------------
                                                                      5,134,120
                MACHINERY (4.9%)
      49,700    Actuant Corp. Class A ........................        3,042,634
      68,500    Applied Industrial
                Technologies, Inc. ...........................        3,055,100
       5,400    Cascade Corp. ................................          285,390
      15,200    Curtiss-Wright Corp. .........................        1,006,240
      53,200    Gardner Denver, Inc. * .......................        3,468,640
      24,850    Graco, Inc. ..................................        1,128,935
      39,600    IDEX Corp. ...................................        2,065,932
     114,200    JLG Industries, Inc. .........................        3,516,218
      91,400    Lennox International, Inc. ...................        2,729,204
      46,000    Manitowoc Company, Inc. (The) ................        4,192,900
      29,600    Middleby Corp. (The) * .......................        2,478,112

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                MACHINERY (continued)
      36,900    MSC Industrial Direct Co., Inc. ..............
                Class A ......................................     $  1,993,338
      48,000    Regal-Beloit Corp. ...........................        2,028,960
      27,200    Roper Industries, Inc. .......................        1,322,736
      10,000    Watts Water Technologies, Inc. ...............
                Class A ......................................          363,400
                                                                   ------------
                                                                     32,677,739
                MANUFACTURED HOUSING/
                RECREATIONAL VEHICLE (0.2%)
      20,400    Thor Industries, Inc. ........................        1,088,544

                MARITIME (0.6%)
      10,000    American Commercial Lines, Inc.* .............          472,000
      51,200    Kirby Corp. * ................................        3,487,232
                                                                   ------------
                                                                      3,959,232
                MEDICAL SERVICES (4.2%)
      57,500    Amedisys, Inc. * .............................        1,998,125
      74,200    American Medical Systems
                Holdings, Inc. * .............................        1,669,500
      16,200    Coventry Health Care, Inc. * .................          874,476
      19,050    DaVita, Inc. * ...............................        1,147,001
      59,100    Healthways, Inc. * ...........................        3,010,554
      62,200    Matria Healthcare, Inc. * ....................        2,361,112
      18,000    PSS World Medical, Inc. * ....................          347,220
      88,800    Psychiatric Solutions, Inc. * ................        2,941,944
      49,200    Sierra Health Services, Inc. * ...............        2,002,440
      79,600    Sunrise Senior Living, Inc. * ................        3,102,012
      52,100    United Surgical Partners
                International, Inc. * ........................        1,844,861
      77,400    VCA Antech, Inc. * ...........................        2,204,352
     100,400    Ventiv Health, Inc. * ........................        3,335,288
      14,849    WellPoint, Inc. * ............................        1,149,758
                                                                   ------------
                                                                     27,988,643
                MEDICAL SUPPLIES (6.9%)
      25,600    Advanced Medical Optics, Inc. * ..............        1,193,984
      63,300    ArthroCare Corp. * ...........................        3,027,006
      12,600    Bard (C.R.), Inc. ............................          854,406
      37,000    Bio-Rad Laboratories, Inc. ...................
                Class A* .....................................        2,306,950
      33,000    Dade Behring Holdings, Inc. ..................        1,178,430
       5,500    DENTSPLY International, Inc. .................          319,825

   Shares                                                              Value
------------                                                       ------------
      84,200    DJ Orthopedics, Inc. * .......................     $  3,347,792
      12,300    Fisher Scientific
                International, Inc. * ........................          837,015
      56,200    Haemonetics Corp. * ..........................        2,853,274
      79,600    Hologic, Inc. * ..............................        4,405,860
      23,400    IDEXX Laboratories, Inc. * ...................        2,020,824
      60,000    Illumina, Inc. * .............................        1,425,000
      31,400    Intuitive Surgical, Inc. * ...................        3,705,200
      50,000    Kyphon, Inc. * ...............................        1,860,000
      51,600    LCA-Vision, Inc. .............................        2,585,676
      56,000    Meridian Bioscience, Inc. ....................        1,510,880
      45,000    Owens & Minor, Inc. ..........................        1,474,650
      73,600    Palomar Medical
                Technologies, Inc. * .........................        2,461,920
      25,600    PolyMedica Corp. .............................        1,084,416
      49,400    ResMed, Inc. * ...............................        2,172,612
      39,800    Respironics, Inc. * ..........................        1,548,618
       4,000    SonoSite, Inc. * .............................          162,560
      50,800    Sybron Dental Specialties, Inc. * ............        2,094,992
      41,400    Ventana Medical Systems, Inc. * ..............        1,729,278
                                                                   ------------
                                                                     46,161,168
                METALS & MINING
                DIVERSIFIED (0.3%)
      31,000    Allegheny Technologies, Inc. .................        1,896,580

                METALS FABRICATING (0.2%)
      19,000    Harsco Corp. .................................        1,569,780

                NATURAL GAS --
                DISTRIBUTION (1.0%)
      37,200    AGL Resources, Inc. ..........................        1,341,060
      42,000    Northwest Natural Gas Co. ....................        1,490,580
      39,800    South Jersey Industries, Inc. ................        1,085,346
      51,450    Southern Union Co. ...........................        1,277,504
      54,700    UGI Corp. ....................................        1,152,529
                                                                   ------------
                                                                      6,347,019
                NATURAL GAS --
                DIVERSIFIED (0.7%)
      42,000    Energen Corp. ................................        1,470,000
      27,400    Equitable Resources, Inc. ....................        1,000,374
      10,900    Penn Virginia Corp. ..........................          773,900
      27,776    XTO Energy, Inc. .............................        1,210,200
                                                                   ------------
                                                                      4,454,474

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                OFFICE EQUIPMENT &
                SUPPLIES (0.1%)
      26,000    Cenveo, Inc. * ...............................     $    431,080
      18,000    Staples, Inc. ................................          459,360
                                                                   ------------
                                                                        890,440
                OILFIELD SERVICES/
                EQUIPMENT (1.3%)
      28,400    FMC Technologies, Inc. * .....................        1,454,648
      44,400    Helix Energy Solutions
                Group, Inc. * ................................        1,682,760
      27,800    Hydril * .....................................        2,167,010
       5,000    Oceaneering International, Inc. * ............          286,500
      54,700    Oil States International, Inc. * .............        2,015,695
      11,000    Superior Energy Services, Inc. * .............          294,690
      20,000    TETRA Technologies, Inc. * ...................          940,800
                                                                   ------------
                                                                      8,842,103
                PACKAGING & CONTAINER (1.2%)
      21,800    Aptargroup, Inc. .............................        1,204,450
      86,000    CLARCOR, Inc. ................................        3,061,600
      39,300    Jarden Corp. * ...............................        1,291,005
      56,200    Silgan Holdings, Inc. ........................        2,257,554
                                                                   ------------
                                                                      7,814,609
                PETROLEUM -- INTEGRATED (1.5%)
      46,000    Chesapeake Energy Corp. ......................        1,444,860
      74,400    Denbury Resources, Inc. * ....................        2,356,248
      57,400    Frontier Oil Corp. ...........................        3,406,690
      19,300    Giant Industries, Inc. * .....................        1,342,122
      10,000    Holly Corp. ..................................          741,200
      16,398    Valero Energy Corp. ..........................          980,272
                                                                   ------------
                                                                     10,271,392
                PETROLEUM -- PRODUCING (0.8%)
       3,000    Atlas America, Inc. * ........................          143,430
       4,000    Berry Petroleum Co. Class A ..................          273,800
      27,600    Cimarex Energy Co. ...........................        1,193,976
      36,000    Comstock Resources, Inc. * ...................        1,068,840
      80,700    Range Resources Corp. ........................        2,203,917
      17,000    St Mary Land & Exploration Co. ...............          694,110
                                                                   ------------
                                                                      5,578,073

   Shares                                                              Value
------------                                                       ------------
                PHARMACY SERVICES (0.8%)
      12,577    Caremark Rx, Inc. * ..........................     $    618,537
      90,400    HealthExtras, Inc. * .........................        3,191,120
      39,800    Longs Drug Stores Corp. ......................        1,841,944
                                                                   ------------
                                                                      5,651,601
                PRECISION INSTRUMENT (0.7%)
     104,300    Checkpoint Systems, Inc. * ...................        2,803,584
      38,100    MTS Systems Corp. ............................        1,593,723
                                                                   ------------
                                                                      4,397,307
                PUBLISHING (0.7%)
      53,500    Banta Corp. ..................................        2,780,930
      41,900    John Wiley & Sons, Inc. Class A ..............        1,585,915
                                                                   ------------
                                                                      4,366,845
                R.E.I.T. (1.0%)
      15,000    CBL & Associates Properties, Inc. ............          636,750
       3,400    Developers Diversified
                Realty Corp. .................................          186,150
      73,700    LaSalle Hotel Properties .....................        3,021,700
       6,000    Mid-America Apartment
                Communities, Inc. ............................          328,500
      11,600    Pan Pacific Retail Properties, Inc. ..........          822,440
      12,500    ProLogis .....................................          668,750
      12,000    PS Business Parks, Inc. ......................          671,040
       8,000    Weingarten Realty Investors ..................          326,000
                                                                   ------------
                                                                      6,661,330
                RAILROAD (1.3%)
      10,000    Florida East Coast Industries, Inc. ..........          539,000
      11,000    Freightcar America, Inc. .....................          699,600
     107,700    Genesee & Wyoming, Inc. ......................
                Class A* .....................................        3,304,236
      87,000    Kansas City Southern * .......................        2,148,900
      58,000    Wabtec Corp. .................................        1,890,800
                                                                   ------------
                                                                      8,582,536
                RECREATION (0.7%)
      56,850    SCP Pool Corp. ...............................        2,666,834
      48,700    Shuffle Master, Inc. * .......................        1,740,538
                                                                   ------------
                                                                      4,407,372

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                RESTAURANT (1.4%)
      24,000    Applebees International, Inc. ................     $    589,200
      28,400    Cheesecake Factory, Inc. (The) * .............        1,063,580
      45,000    CKE Restaurants, Inc. ........................          783,000
      29,600    IHOP Corp. ...................................        1,419,024
      25,000    Panera Bread Co. Class A* ....................        1,879,500
      22,000    Papa John's International, Inc. * ............          721,820
      36,100    RARE Hospitality
                International, Inc. * ........................        1,257,363
      43,125    Sonic Corp. * ................................        1,514,981
                                                                   ------------
                                                                      9,228,468
                RETAIL -- AUTOMOTIVE (0.3%)
      45,400    O'Reilly Automotive, Inc. * ..................        1,659,824

                RETAIL -- SPECIAL LINES (4.8%)
      16,000    Barnes & Noble, Inc. .........................          740,000
      39,300    Burlington Coat Factory
                Warehouse Corp. ..............................        1,786,185
      65,200    Cato Corp. (The) Class A .....................        1,555,672
      31,400    Central Garden and Pet Co. * .................        1,668,596
      33,400    Chico's FAS, Inc. * ..........................        1,357,376
      38,400    Claire's Stores, Inc. ........................        1,394,304
      36,000    Coach, Inc. * ................................        1,244,880
     111,000    Coldwater Creek, Inc. * ......................        3,085,800
      16,400    Dick's Sporting Goods, Inc. * ................          650,588
      70,000    Dress Barn, Inc. (The) * .....................        3,356,500
      75,000    GameStop Corp. Class A* ......................        3,535,500
      80,962    Hibbett Sporting Goods, Inc. * ...............        2,670,936
       5,000    MarineMax, Inc. * ............................          167,600
      80,700    Men's Wearhouse, Inc. (The) ..................        2,900,358
      16,000    Michaels Stores, Inc. ........................          601,280
      53,600    Pantry, Inc. (The) * .........................        3,344,104
      26,000    Quiksilver, Inc. * ...........................          360,360
      53,600    Urban Outfitters, Inc. * .....................        1,315,344
                                                                   ------------
                                                                     31,735,383
                RETAIL BUILDING SUPPLY (1.1%)
      27,800    Building Material Holding Corp. ..............          990,792
       9,400    Fastenal Co. .................................          444,996
      46,200    Tractor Supply Co. * .........................        3,064,908
      41,200    Watsco, Inc. .................................        2,927,260
                                                                   ------------
                                                                      7,427,956

   Shares                                                              Value
------------                                                       ------------
                SECURITIES BROKERAGE (0.6%)
       5,000    Bear Stearns Companies, Inc. .................
                (The) ........................................     $    693,500
      72,400    Investment Technology
                Group, Inc. * ................................        3,605,520
                                                                   ------------
                                                                      4,299,020
                SEMICONDUCTOR (0.6%)
      73,000    Formfactor, Inc. * ...........................        2,870,360
      24,000    Netlogic Microsystems, Inc. * ................          989,040
       6,000    SiRF Technology Holdings, Inc.* ..............          212,460
                                                                   ------------
                                                                      4,071,860
                SHOE (0.7%)
       3,000    Deckers Outdoor Corp. * ......................          121,620
      52,300    Genesco, Inc. * ..............................        2,033,947
      24,000    Steven Madden Ltd. ...........................          852,000
      59,750    Wolverine World Wide, Inc. ...................        1,322,268
                                                                   ------------
                                                                      4,329,835
                STEEL -- GENERAL (0.3%)
       4,000    Carpenter Technology Corp. ...................          378,080
      13,300    Quanex Corp. .................................          886,179
       7,000    Reliance Steel & Aluminum Co. ................          657,440
                                                                   ------------
                                                                      1,921,699
                TELECOMMUNICATION
                SERVICES (1.1%)
      60,417    American Tower Corp. Class A* ................        1,831,843
      38,800    NII Holdings, Inc. Class B* ..................        2,288,036
     127,000    Witness Systems, Inc. * ......................        3,225,800
                                                                   ------------
                                                                      7,345,679
                TELECOMMUNICATIONS
                EQUIPMENT (1.1%)
      64,100    Anixter International, Inc. ..................        3,062,698
      22,000    CommScope, Inc. * ............................          628,100
      10,050    Comtech
                Telecommunications Corp. * ...................          293,159
      36,800    Nice Systems Ltd. (ADR)* .....................        1,875,328
       9,600    Orckit Communications Ltd. * .................          211,008
      63,000    Redback Networks, Inc. * .....................        1,366,470
                                                                   ------------
                                                                      7,436,763

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments                                           March 31, 2006
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                THRIFT (1.1%)
      21,300    Anchor Bancorp Wisconsin, Inc. ...............     $    645,603
       9,100    Fidelity Bankshares, Inc. ....................          306,033
      41,400    First Republic Bank ..........................        1,565,748
      33,600    FirstFed Financial Corp. * ...................        2,009,616
      16,500    Harbor Florida Bancshares, Inc. ..............          624,855
      47,448    Hudson City Bancorp, Inc. ....................          630,584
      26,300    PFF Bancorp, Inc. ............................          886,573
       9,900    WSFS Financial Corp. .........................          622,017
                                                                   ------------
                                                                      7,291,029
                TOILETRIES & COSMETICS (0.4%)
      25,700    Chattem, Inc. * ..............................          967,605
      58,100    Parlux Fragrances, Inc. * ....................        1,873,725
                                                                   ------------
                                                                      2,841,330
                TRUCKING/TRANSPORTATION
                LEASING (2.5%)
      28,000    AMERCO * .....................................        2,771,160
      15,000    Arkansas Best Corp. ..........................          586,800
      36,400    Dollar Thrifty Automotive
                Group * ......................................        1,652,560
      65,200    Forward Air Corp. ............................        2,431,308
      46,000    Heartland Express, Inc. ......................        1,002,340
      42,000    HUB Group, Inc. Class A* .....................        1,914,360
      46,000    Hunt (J.B.) Transport
                Services, Inc. ...............................          990,840
      64,475    Knight Transportation, Inc. ..................        1,273,381
      29,400    Landstar System, Inc. ........................        1,297,128
      79,550    Old Dominion Freight
                Line, Inc. * .................................        2,143,873
      29,000    Werner Enterprises, Inc. .....................          532,730
                                                                   ------------
                                                                     16,596,480
                WATER UTILITY (0.3%)
      68,266    Aqua America, Inc. ...........................        1,899,160

   Shares                                                              Value
------------                                                       ------------
                WIRELESS NETWORKING (1.2%)
      57,000    Intermec, Inc. * .............................        1,739,070
      54,700    Itron, Inc. * ................................        3,273,795
      13,000    SBA Communications Corp. .....................
                Class A* .....................................          304,330
     244,000    Ubiquitel, Inc. * ............................        2,464,400
                                                                   ------------
                                                                      7,781,595
                                                                   ------------
                TOTAL COMMON STOCK
                AND TOTAL INVESTMENT
                SECURITIES (91.0%)
                (Cost $418,686,446) ..........................     $605,354,437
                                                                   ------------
 Principal
  Amount
-----------
REPURCHASE AGREEMENTS (8.4%)
$ 27,700,000    With Morgan Stanley & Co.,
                4.44%, dated 3/31/06, due
                4/3/06, delivery value
                $27,710,249 (collateralized by
                $24,325,000 U.S. Treasury
                Notes 6.125%, due 11/15/27,
                with a value of $28,263,638) .................       27,700,000
  28,000,000    With UBS Securities, LLC,
                4.48%, dated 3/31/06, due
                4/3/06, delivery value
                $28,010,453 (collateralized by
                $23,702,000 U.S. Treasury
                Notes 6.50%, due 11/15/26,
                with a value of $28,595,305) .................       28,000,000
                                                                   ------------
                TOTAL REPURCHASE
                AGREEMENTS
                (Cost $55,700,000) ...........................       55,700,000
                                                                   ------------
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (0.6%) .................................        4,363,502
                                                                   ------------
NET ASSETS (100%) ............................................     $665,417,939
                                                                   ============

NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER
OUTSTANDING SHARE
($665,417,939 [divided by] 20,994,395
shares outstanding) ..........................................     $      31.70
                                                                   ============

*    Non-income producing.
ADR  American Depositary Receipt

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
at March 31, 2006
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $418,686,446) ..................................       $605,354,437
Repurchase agreements
   (Cost -- $55,700,000) ...................................         55,700,000
Cash .......................................................            157,148
Receivable for securities sold .............................          4,525,531
Receivable for capital shares sold .........................          3,323,672
Interest and dividends receivable ..........................            230,081
Other assets ...............................................             65,049
Prepaid expenses ...........................................             48,729
                                                                   ------------
     Total Assets ..........................................        669,404,647
                                                                   ------------
Liabilities:
Payable for securities purchased ...........................          2,265,140
Payable for capital shares repurchased .....................          1,181,389
Accrued expenses:
   Advisory fee payable ....................................            405,134
   Service and distribution plan fees ......................            135,045
                                                                   ------------
     Total Liabilities .....................................          3,986,708
                                                                   ------------
Net Assets .................................................       $665,417,939
                                                                   ============
Net assets consist of:
Capital stock, at $0.001 par value
   (authorized 300,000,000, outstanding
   20,994,395 shares) ......................................       $     20,994
Additional paid-in capital .................................        467,552,680
Accumulated net investment income ..........................              7,181
Accumulated net realized gain on
   investments .............................................         11,169,093
Net unrealized appreciation of investments
   and foreign exchange translations .......................        186,667,991
                                                                   ------------
Net Assets .................................................       $665,417,939
                                                                   ============
Net Asset Value, Offering and
   Redemption Price, per Outstanding
   Share ($665,417,939 [divided by] 20,994,395
   shares outstanding) .....................................       $      31.70
                                                                   ============

--------------------------------------------------------------------------------
Investment Income:
Dividends (Net of foreign withholding
   tax of $1,419) ..........................................       $  3,228,844
Interest ...................................................          1,444,451
                                                                   ------------
   Total Income ............................................          4,673,295
                                                                   ------------
Expenses:
Advisory fee ...............................................          3,767,831
Service and distribution plan fees .........................          1,255,944
Custodian fees .............................................            118,592
Auditing and legal fees ....................................             92,050
Transfer agent .............................................             82,125
Registration and filing fees ...............................             66,455
Printing ...................................................             56,025
Accounting and bookkeeping expense .........................             32,485
Insurance, dues and other ..................................             29,200
Directors' fees and expenses ...............................             20,075
Postage ....................................................             12,775
Telephone ..................................................              9,125
                                                                   ------------
   Total Expenses Before
     Custody Credits .......................................          5,542,682
   Less: Custody Credits ...................................             (1,792)
                                                                   ------------
   Net Expenses ............................................          5,540,890
                                                                   ------------
Net Investment Loss ........................................           (867,595)
                                                                   ------------
Net Realized and Unrealized Gain on
   Investments and Foreign Exchange
   Transactions:
   Net Realized Gain .......................................         16,135,206
   Change in Net Unrealized
     Appreciation ..........................................        104,021,793
                                                                   ------------
Net Realized Gain and Change in
   Net Unrealized Appreciation on
   Investments and Foreign
   Exchange Transactions ...................................        120,156,999
                                                                   ------------
Increase in Net Assets
   from Operations .........................................       $119,289,404
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the Year Ended March 31, 2006 and for the Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                 Year Ended        Year Ended
                                                                  March 31,         March 31,
                                                                    2006              2005
                                                                -------------     -------------
Operations:
 Net investment loss .......................................    $    (867,595)    $    (879,265)
 Net realized gain on investments ..........................       16,135,206         5,390,518
 Change in net unrealized appreciation .....................      104,021,793        22,036,926
                                                                -------------     -------------
 Increase in net assets from operations ....................      119,289,404        26,548,179
                                                                -------------     -------------
Distributions to Shareholders:
Net realized gain on investment transactions ...............       (7,188,612)               --
                                                                -------------     -------------
Capital Share Transactions:
 Proceeds from sale of shares ..............................      255,275,646       221,448,366
 Proceeds from reinvestment of distributions to shareholders        6,989,873                --
 Cost of shares repurchased ................................     (118,557,683)      (99,266,420)
                                                                -------------     -------------
 Increase in net assets from capital share transactions ....      143,707,836       122,181,946
                                                                -------------     -------------
Total Increase in Net Assets ...............................      255,808,628       148,730,125
Net Assets:
 Beginning of year .........................................      409,609,311       260,879,186
                                                                -------------     -------------
 End of year ...............................................    $ 665,417,939     $ 409,609,311
                                                                =============     =============
Undistributed net investment income at end of year .........    $       7,181     $      11,051
                                                                =============     =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                    Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements                                     March 31, 2006
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investment and/or realized gain on Real Estate Investment Trusts (REITS).

(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

(F) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock, were as follows:

                               Year Ended        Year Ended
                                March 31,         March 31,
                                  2006              2005
                               ----------        ----------
Shares sold ................    9,065,430         9,092,431
Shares issued to
   shareholders in
   reinvestment of
   distributions ...........      248,839                --
Shares repurchased .........   (4,227,602)       (4,140,522)
                               ----------        ----------
Net increase ...............    5,086,667         4,951,909
                               ==========        ==========

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                      Year Ended
                                       March 31,
                                         2006
                                     ------------
Purchases:
   Investment Securities .........   $301,452,147
                                     ------------
Sales:
   Investment Securities .........   $185,409,726
                                     ------------

4. Income Taxes

At March 31, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes ..........    $474,441,259
                                                   ============
Gross tax unrealized appreciation .............     187,971,718
Gross tax unrealized depreciation .............      (1,358,540)
                                                   ------------
Net tax unrealized appreciation
   on Investments .............................    $186,613,178
                                                   ------------
Undistributed long-term capital gains .........    $ 11,231,087
                                                   ============

Net unrealized gain(loss) differs for financial statements and tax purposes primarily due to differing treatments of wash sales.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund reclassified $863,725 from accumulated net investment loss, decreased additional paid in capital $869,508 and increased accumulated net realized gain $5,783. These reclassifications were primarily due to a non-deductible net operating loss and differing treatments of investments in partnerships for tax purposes. Net assets were not affected by this reclassification.

--------------------------------------------------------------------------------
18

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

The tax composition of distributions to shareholders for the years ended March 31, 2006 and 2005 were as follows:

                                      2006       2005
                                   ----------   -----
Long-term capital gain .........   $7,188,612      --
                                   ----------      --

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $3,767,831 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2006. The fee was computed at an annual rate of 0.75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2006, fees amounting to $1,255,944 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2006, the Fund's expenses were reduced by $1,792 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At March 31, 2006, the Adviser, and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 741,838 shares of the Fund representing approximately 3.50% of the outstanding shares. Certain officers and directors of the Fund owned 23,953 shares, representing less than 1% of the outstanding shares.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                      Years Ended March 31,
                                          ------------------------------------------------------------------------------
                                             2006             2005             2004             2003             2002
                                          ----------       ----------       ----------       ----------       ----------
Net asset value, beginning of year ....   $    25.75       $    23.81       $    16.56       $    20.15       $    16.66
                                          ----------       ----------       ----------       ----------       ----------
Income from investment operations:
Net investment loss ...................        (0.04)           (0.05)           (0.03)           (0.03)           (0.11)
Net gains or (losses) on securities
 (both realized and unrealized) .......         6.38             1.99             7.28            (3.40)            3.70
                                          ----------       ----------       ----------       ----------       ----------
Total from investment operations ......         6.34             1.94             7.25            (3.43)            3.59
                                          ----------       ----------       ----------       ----------       ----------
Less distributions:
Distributions from net realized gains .        (0.39)              --               --            (0.16)           (0.10)
                                          ----------       ----------       ----------       ----------       ----------
Net asset value, end of year ..........   $    31.70       $    25.75       $    23.81       $    16.56       $    20.15
                                          ----------       ----------       ----------       ----------       ----------
Total return ..........................       24.85%            8.15%           43.78%          (17.04)%          21.55%
                                          ==========       ==========       ==========       ==========       ==========
Ratios/Supplemental Data:
Net assets, end of year (in thousands)    $  665,418       $  409,609       $  260,879       $  109,600       $   71,565
Ratio of expenses to average net assets        1.10%(1)         1.14%(1)         1.19%(1)         1.36%(1)         1.48%(1)
Ratio of net investment loss to average
 net assets ...........................       (0.17)%          (0.28)%          (0.16)%          (0.19)%          (0.75)%
Portfolio turnover rate ...............          40%              44%              55%              79%             130%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the years ended March 31, 2006, March 31, 2005, March 31, 2004, and March 31, 2002 and 1.35% for the year ended March 31, 2003.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
20

                                    Value Line Emerging Opportunities Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Emerging Opportunities Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc. (the "Fund") at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 22, 2006

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

During the year ended March 31, 2006, the Fund paid $0.3866 per share of long-term capital gains to shareholders.


--------------------------------------------------------------------------------
22

                                    Value Line Emerging Opportunities Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Investment Advisory Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Directors (collectively, "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Directors"), voting separately. The Directors have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included: (i) information on the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. Among other items, this information included data comparing: (i) the Fund's average management fees, transfer agent/ custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds selected by Value Line ("Expense Group") and Lipper ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance and Compliance. The Directors reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that, although the Fund's performance for the three-year period ended December 31, 2005 was slightly below the Performance Universe average and the Lipper Index, the Fund's performance for the one-year, five-year, and 10-year periods ended December 31, 2005 significantly exceeded the performance of both the Performance Universe average and the Lipper Index. The Directors also determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Investment Advisory Agreement (unaudited)
--------------------------------------------------------------------------------

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Directors concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that the Fund's management fee for the most recent fiscal year was less than both the Expense Group average and the Expense Universe average. The Directors also considered that the Fund's total expense ratio was lower than the average expense ratio of both its Expense Group and Expense Universe. Based on this information, the Directors concluded that the Fund's management fees and total expense ratio are reasonable.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

--------------------------------------------------------------------------------
24

                                    Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                Length of     Principal Occupation           Other Directorships
Name, Address, and Age     Position             Time Served   During the Past 5 Years        Held by Director
-----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1993    Chairman, President and        Value Line, Inc.
Age 71                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              14 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
-----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 2000    Consultant, Academic           None
18 Victoria Lane                                              Search Consultation Service,
Lanesboro, MA 01237                                           Inc. (1992-2004); Trustee
Age 82                                                        Emeritus and Chairman
                                                              (1993-1994) of the Board
                                                              of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
-----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 1993    Customer Support Analyst,      None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64
-----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 1993    Professor of History,          Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to      Insurance Company
Williamstown, MA 01267                                        2002. Professor Emeritus       of America
Age 74                                                        since 2002. President
                                                              Emeritus since 1994
                                                              and President, 1985-1994;
                                                              Chairman (1993-1997) and
                                                              Interim President
                                                              (2002-2003) of the American
                                                              Council of Learned Societies.
                                                              Trustee since 1997 and
                                                              Chairman of the Board since
                                                              2005, National Humanities
                                                              Center.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26

                                    Value Line Emerging Opportunities Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

                                                   Length of     Principal Occupation              Other Directorships
Name, Address, and Age       Position              Time Served   During the Past 5 Years           Held by Director
-----------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 2000    Visiting Professor of             None
5 Birch Run Drive                                                Classics, Williams College,
Saratoga Springs, NY 12866                                       since 1999; President
Age 70                                                           Emeritus, Skidmore
                                                                 College since 1999 and
                                                                 President, 1987-1998.
-----------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 2000    Chairman, Institute for           A. Schulman Inc.
169 Pompano St.                                                  Political Economy.                (plastics)
Panama City Beach, FL 32413
Age 67
-----------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 2000    Senior Financial Advisor,         None
1409 Beaumont Drive                                              Veritable L.P. (investment
Gladwyne, PA 19035                                               adviser) since 2004; Senior
Age 57                                                           Financial Advisor,
                                                                 Hawthorn, 2001-2004.
-----------------------------------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant             Vice President        Since 1998    Portfolio Manager with the
Age 52                                                           Adviser.
-----------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President        Since 2005    Portfolio Manager with the
Age 43                                                           Adviser.
-----------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1993    Director, Vice President and
Age 48                       Secretary and                       Compliance Officer of the
                             Chief Compliance                    Adviser. Director and Vice
                             Officer                             President of the Distributor.
                                                                 Vice President, Secretary
                                                                 and Chief Compliance
                                                                 Officer of each of the 14
                                                                 Value Line Funds.
-----------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer             Since 2005    Controller of the Adviser until
Age 47                                                           2003; Chief Financial Officer
                                                                 of the Adviser 2003-2005;
                                                                 Treasurer of the Adviser since
                                                                 2005; Treasurer of each of the
                                                                 14 Value Line Funds.
-----------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Director, Vice President and
Age 51                       Assistant Secretary                 Secretary of the Adviser.
                                                                 Director and Vice President
                                                                 of the Distributor.
-----------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9 am-5 pm CST, Monday-Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
28

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Stephen E. Grant
                    Vice President
                    Bradley Brooks
                    Vice President
                    David T. Henigson
                    Vice President, Secretary and
                    Chief Compliance Officer
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#535780

Item 2. Code of Ethics
----------------------

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.
-----------------------------------------

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services
----------------------------------------------

      (a)   Audit Fees 2005 - $60,545

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2005 -$7,780

      (d)   All Other Fees - None

      (e)(1)Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2005 were pre-approved by the committee.

      (e)(2)Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2005 -$7,780

      (h)   Not applicable.

Item 11. Controls and Procedures.
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

(b)(1)Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

   (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President


Date: 06/09/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 06/09/2006